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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
                                               ----------
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Domenic J. Ferrante
Title:   Managing Director
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Domenic J. Ferrante          Boston, MA                 08/14/06
 -----------------------          ----------                 --------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     73

Form 13F Information Table Value Total:     $3,346,872.94
                                              ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No. Form 13F File Number                 Name
         --- -------------------- -------------------------------------
          1        28-06946       Brookside Capital Partners Fund, L.P.

          2        28-06924       Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.

                   Form 13F Information Table as of 06/30/06

                                                                           Market                        Voting
                                                                         Value Long Invesment   Other   Authority
                                                                         ---------- ---------- -------- ---------
Description                    Title of Class      Cusip     PRN Amount    x1000    Discretion Managers   Sole
-----------                  ------------------- ---------- ------------ ---------- ---------- -------- ---------
3COM CORP................... COM                  885535104   11,138,213  57,027.65    SOLE                 X
ABRAXIS BIOSCIENCE INC...... COM                  00383E106    1,315,066  31,351.17    SOLE                 X
ADAMS RESPIRATORY THERAPEUTI COM                  00635P107    2,008,100  89,601.42    SOLE                 X
ADOBE SYS INC............... COM                  00724F101      508,134  15,426.95    SOLE                 X
ADVANCE AUTO PARTS INC...... COM                   0075Y106      799,200  23,096.88    SOLE                 X
ALEXION PHARMACEUTICALS INC. COM                  015351109    1,729,189  62,458.31    SOLE                 X
AMDOCS LTD.................. ORD                  G02602103    4,258,249 155,851.91    SOLE                 X
ARACRUZ CELULOSE S A........ SPONSORED ADR PFD B  038496204      532,500  27,913.65    SOLE                 X
BURGER KING HLDGS INC....... COM                  121208201 1,655,138.00  26,068.42    SOLE                 X
BURLINGTON NORTHN SANTA FE
  C......................... COM                  12189T104      639,200  50,656.60    SOLE                 X
CARMAX INC.................. COM                  143130102    2,000,000  70,920.00    SOLE                 X
CELANESE CORP DEL........... COM SER A            150870103    3,912,700  79,897.33    SOLE                 X
CHENIERE ENERGY INC......... COM NEW              16411R208      833,900  32,522.10    SOLE                 X
CISCO SYS INC............... COM                  17275R102    5,491,000 107,239.23    SOLE                 X
CONOR MEDSYSTEMS INC........ COM                  208264101   723,500.00  19,961.37    SOLE                 X
CORNING INC................. COM                  219350105    3,638,300  88,010.48    SOLE                 X
CTRIP COM INTL LTD.......... ADR                  22943F100      456,028  23,280.23    SOLE                 X
CUMULUS MEDIA INC........... CL A                 231082108      148,434   1,583.79    SOLE                 X
CYPRESS SEMICONDUCTOR CORP.. COM                  232806109    2,618,700  38,075.90    SOLE                 X
DAVITA INC.................. COM                  23918K108    1,010,000  50,197.00    SOLE                 X
DOMINOS PIZZA INC........... COM                  25754A201 1,484,424.00  36,724.65    SOLE                 X
DURECT CORP................. COM                  266605104 3,488,372.00  13,500.00    SOLE                 X
ELOYALTY CORP............... COM NEW              290151307      322,645   4,275.05    SOLE                 X
ENERGY TRANSFER EQUITY L P.. COM                  29273V100    1,509,600  39,989.30    SOLE                 X
ENTERGY CORP NEW............ COM                 296364G103    1,057,000  74,782.75    SOLE                 X
ESSEX CORP.................. COM                  296744105    1,771,100  32,623.66    SOLE                 X
SCRIPPS E W CO OHIO......... CL A                 811054204    1,506,900  65,007.67    SOLE                 X
EXELON CORP................. COM                  30161N101      948,100  53,880.52    SOLE                 X
EXPEDIA INC DEL............. COM                  30212P105        1,217      18.24    SOLE                 X
FEDERATED DEPT STORES INC DE COM                  31410H101    5,500,000 201,300.00    SOLE                 X
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS       344419106      608,900  50,977.11    SOLE                 X
GOOGLE INC.................. CL A                 38259P508       69,450  29,122.47    SOLE                 X
GRUPO TELEVISA SA DE CV..... SP ADR REP ORD       40049J206    3,908,400  75,471.20    SOLE                 X
HILTON HOTELS CORP.......... COM                  432848109    2,975,700  84,152.80    SOLE                 X
HIMAX TECHNOLOGIES INC...... SPONSORED ADR        43289P106    2,233,070  12,773.16    SOLE                 X
HUNTSMAN CORP............... COM                  447011107      159,800   2,767.74    SOLE                 X
IAC INTERACTIVECORP......... COM NEW              44919P300        1,217      32.24    SOLE                 X
JONES APPAREL GROUP INC..... COM                  480074103    1,000,000  31,790.00    SOLE                 X
KERYX BIOPHARMACEUTICALS INC COM                  492515101       24,991     354.87    SOLE                 X
LEAP WIRELESS INTL INC...... COM NEW              521863308      663,100  31,464.10    SOLE                 X
MBIA INC.................... COM                  55262C100    2,750,000 161,012.50    SOLE                 X
MCAFEE INC.................. COM                  579064106    2,644,986  64,193.81    SOLE                 X
MCGRAW-HILL COS INC......... COM                  580645109    1,205,600  60,557.29    SOLE                 X
MEDICINES CO................ COM                  584688105    1,416,449  27,691.58    SOLE                 X
MERCURY INTERACTIVE CORP.... COM                  589405109    2,874,423 100,518.57    SOLE                 X
METASOLV INC................ COM                  59139P104    4,156,067  11,720.11    SOLE                 X
MGI PHARMA INC.............. COM                  552880106    4,000,000  86,000.00    SOLE                 X
MINDSPEED TECHNOLOGIES INC.. COM                  602682106    5,156,800  12,427.89    SOLE                 X
MITTAL STEEL CO N V......... NY REG SH CL A       60684P101    1,114,300  33,997.29    SOLE                 X
MONSANTO CO NEW............. COM                  61166W101      667,196  56,171.23    SOLE                 X
NET 1 UEPS TECHNOLOGIES INC. COM NEW              64107N206    2,701,290  73,880.28    SOLE                 X
NEWS CORP................... CL A                 65248E104    5,428,920 104,126.69    SOLE                 X
NOKIA CORP.................. SPONSORED ADR        654902204    3,712,400  75,213.22    SOLE                 X
OMNICARE INC................ COM                  681904108      943,000  44,717.06    SOLE                 X
OMNITURE.................... COM                  682125109      400,000   2,916.00    SOLE                 X
PSIVIDA LTD................. SPONSORED ADR        74439M107   877,553.00   3,422.46    SOLE                 X
RADIO ONE INC............... CL D NON VTG         75040P405    1,191,310   8,815.69    SOLE                 X
RAM HOLDINGS LTD............ SHS                  G7368R104      140,200   1,762.31    SOLE                 X
RED HAT INC................. COM                  756577102      921,174  20,783.27    SOLE                 X
SAP AKTIENGESELLSCHAFT...... SPONSORED ADR        803054204      485,620  25,504.76    SOLE                 X
SINA CORP................... COM                  G81477104    1,983,712  49,553.13    SOLE                 X
STAPLES INC................. COM                  855030102    2,797,500  68,119.13    SOLE                 X
STEEL DYNAMICS INC.......... COM                  858119100      103,900   6,830.39    SOLE                 X
TAM SA...................... SP ADR REP PFD       87484D103      231,325   6,292.04    SOLE                 X
TEKELEC..................... COM                  879101103    1,299,754  16,051.96    SOLE                 X
TORO CO..................... COM                  891092108      421,200  19,670.04    SOLE                 X
VERTEX PHARMACEUTICALS INC.. COM                  92532F100      835,700  30,678.55    SOLE                 X
VONAGE HLDGS CORP........... COM                  92886T201 5,391,648.00  46,314.26    SOLE                 X
WARNER MUSIC GROUP CORP..... COM                  934550104 1,654,040.91  48,761.13    SOLE                 X
WCI CMNTYS INC.............. COM                  92923C104      450,000   9,063.00    SOLE                 X
WEBSIDE STORY............... COM                  947685103      176,265   2,150.43    SOLE                 X
XM SATELLITE RADIO HLDGS INC CL A                 983759101    1,871,300  27,414.55    SOLE                 X
YAHOO INC................... COM                  984332106    4,496,800 148,394.40    SOLE                 X